Provision for Conversion of Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Provision For Conversion Of Preferred Stock [Abstract]
Provision for Conversion of Preferred Stock

5. Provision for Conversion of Preferred Stock

Series B Preferred Stock Conversion Liability

As of August 20, 2015, in connection with the Series B Preferred Stock financing, the Company recorded a liability related to down-round protection provided to the stockholders in the event that the Company would affect another sale or issuance of common stock, stock options or convertible securities with a price per share below $0.80. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the financing. The Company also performed a review of the conversion liability in conjunction with ASC 815, Derivatives and Hedging/Contracts in Entity's Own Equity, and determined that the liability requires bifurcation and re-measurement to fair market value at the end of each reporting period. The derivative was valued at $75,488 and was booked as a current liability as of September 30, 2015. The value of this embedded derivative was determined utilizing a with and without method by valuing the preferred stock with and without the down round protection.

As of June 30, 2017, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was classified as a current liability and was adjusted to $25,051 as of June 30, 2017. The Company assessed the fair market value as of September 30, 2017 and determined that no additional adjustment was necessary. The change in fair market value was recorded as non-operating income of $0 and $88,532, respectively, for the three and nine months ended September 30, 2017. For the quarter ended September 30, 2016, the Company also conducted a third-party valuation utilizing the same methodology. The change in fair market value was recorded as non-operating expense of $61,058 for the three months ended September 30, 2016 and $82,872 as non-operating expense for the nine months ended September 30, 2016.

5. Provision for Conversion of Preferred Stock

Series A Preferred Stock Conversion Liability

In connection with the Series A Preferred Stock financing, the Company recorded a liability related to down-round protection provided to the stockholders in the event that the Company does another offering of common stock greater than $1,000,000 at a price below $2.50 per share. The down-round provision expires at the closing of a subsequent financing round or October 1, 2015 whichever is earlier. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the first round of financing which was April 1, 2015.

As of June 30, 2015, the Company re-evaluated the likelihood and valuation of a potential down-round given that management has been actively pursuing capital raising efforts. In the absence of any definitive agreement, the Company calculated the fair value of the conversion feature to be $700,000 by determining the highest probability of a per share price in the next anticipated round of financing, after considering all discussions with bankers, potential investors, and preliminary term sheets. This amount was booked as a current liability as of June 30, 2015 and was charged as a non-operating expense for the period.

In July 2015, the Company increased its down-round provision by $286,000 based on the closing of an additional round of 180,000 Series A shares by determining the highest probability of a per share price in the next anticipated round of financing, after considering all discussions with bankers, potential investors, and preliminary term sheets. This amount was charged to non-operating expense for the three months ended September 30, 2015.

As of August 21, 2015, upon the closing of the Series B Preferred Stock sale with proceeds totaling $5.0 million, the Company issued 1,232,000 additional shares of common stock at $0.80 per share thereby eliminating this liability of $986,000 and offsetting it to Additional Paid-in-Capital. This amount was calculated by determining the difference in per share pricing between the Series A Preferred Stock financing of $2.50 per share and the Series B Preferred Stock financing of $0.80 per share multiplied by the 580,000 total shares included in the Series A offering.

Series B Preferred Stock Conversion Liability

As of August 20, 2015, in connection with the Series B Preferred Stock financing, the Company recorded a liability related to down-round protection provided to the stockholders in the event that the Company does another sale or issuance of common stock, stock options or convertible securities where the share price is below $0.80 per share. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the financing. The Company also performed a review of the conversion liability in conjunction with ASC 815, Derivatives and Hedging/Contracts in Entity's Own Equity, and determined that the liability requires bifurcation and re-measurement to fair market value at the end of each reporting period. The derivative was valued at $75,488 and was booked as a current liability as of September 30, 2015. The value of this embedded derivative was determined utilizing a with and without method by valuing the preferred stock with and without the down round protection.

As of December 31, 2015, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was valued at $84,090 and was recorded as a current liability and the change in fair market value was recorded as a non-operating expense totaling $17,945 for the year ended December 31, 2015.

As of December 31, 2016, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative which was classified as a current liability was adjusted to $118,821 as of December 31, 2016. The change in fair market value was recorded as non-operating expense of $48,564 for the year ended December 31, 2016.